INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Current Inventories	Inventories are comprised of the following:
	December 31,
	2018	2017

Raw materials and components	$2,140	$1,963
Work-in-progress	1,894	279
Finished products	14,367	16,530

	$18,401	$18,772